This filing lists securities holdings reported on the form 13F filed on or about May 14, 2001 pursuant to a request for confidential treatment and for which confidential treatment expired on or about May 14, 2002.



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F/A

                        Form 13F CONFIDENTIAL COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment    [ x ];      Amendment Number: 1
         This Amendment (Check only one.):      [   ] is a restatement
                                                [ x ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Lehman Brothers Holdings Inc.
Address:          745 Seventh Avenue
                  New York, New York 10019

Form 13F File Number:      28-3182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Oliver Budde
Title:            Vice President
Phone:            212 526-0778

Signature, Place and Date of Signing:

/s/ Oliver Budde
New York, NY
May 15, 2002

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ] 13F NOTICE.  (Check here if no holdings  reported  are in this  report, and all  holdings are reported by another reporting manager(s).)

[    ] 13F COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE
                              CONFIDENTIAL PORTION



Report Summary:

         Number of Other Included Managers:          1

         Form 13F Information Table Entry Total:     177

         Form 13F Information Table Value Total      2,563,986
                                                     (thousands)


Please note that this submission consists solely of confidential information omitted from the publicly available Form 13F filed concurrently by the Reporting Manager with the Securities and Exchange Commission.


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


            No.           Form 13F File Number            Name
            1             28-1159                         Lehman Brothers Inc.